Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

4. Accumulated Other Comprehensive Loss

The following table summarizes the changes in accumulated other comprehensive loss, net of tax, from unrealized gains on available-for-sale marketable securities, the Company’s only component of accumulated other comprehensive loss, for the nine months ended September 30, 2024 and 2023, respectively.

Total Accumulated
Other Comprehensive
Loss
Balance, December 31, 2023	$(260)
Other comprehensive income before reclassifications	235
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	235
Balance, September 30, 2024	$(25)

Balance, December 31, 2022	$(1,672)
Other comprehensive income before reclassifications	1,233
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	1,233
Balance, September 30, 2023	$(439)

Amounts reclassified out of accumulated other comprehensive loss into net loss are determined by specific identification. There were no reclassifications out of accumulated other comprehensive loss and into net loss for each of the three and nine months ended September 30, 2024 and 2023.

4. Accumulated Other Comprehensive (Loss) Income

The following table summarizes the changes in accumulated other comprehensive (loss) income, net of tax, from unrealized gains (losses) on available-for-sale marketable securities, the Company’s only component of accumulated other comprehensive (loss) income, for the years ended December 31, 2023, 2022 and 2021.

Total Accumulated
Other Comprehensive
Income (Loss)
Balance, December 31, 2020	$73
Other comprehensive loss before reclassifications	(392)
Amount reclassified from accumulated other comprehensive income	(39)
Net current period other comprehensive loss	(431)
Balance, December 31, 2021	(358)
Other comprehensive loss before reclassifications	(1,314)
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive loss	(1,314)
Balance, December 31, 2022	$(1,672)
Other comprehensive income before reclassifications	1,412
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	1,412
Balance, December 31, 2023	$(260)

Amounts reclassified out of accumulated other comprehensive (loss) income into net loss are determined by specific identification. The reclassifications out of accumulated other comprehensive (loss) income and into net loss were as follows:

				Affected Line Item in the
	Year Ended December 31,			Consolidated Statements of
Component of Accumulated Other Comprehensive Income (Loss)	2023	2022	2021	Comprehensive Loss
Unrealized gains on available-for-sale marketable securities:
Realized gains on sales of securities	$—	$—	$39	Other income, net
Income tax effect	—	—	—	Benefit from income taxes
Realized gains on sales of securities, net of tax	$—	$—	$39